Employee Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefits
Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 8% of the participant's annual compensation. Contributions to the plan are recorded as an expense in the selling, general and administrative line in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 were $25,241,000, $20,355,000 and $20,952,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches participant's contributions up to 3% and matches 50% of participant's contributions thereafter to a maximum Company contribution of 4.5% of the participant's annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 were $15,532,000, $14,946,000 and $15,223,000 respectively.

ICON Development Solutions Limited pension plan

One of the Company's subsidiaries, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2018, December 31, 2017 and December 31, 2016, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Funded status	December 31, 2018	December 31, 2017
	(in thousands)
Projected benefit obligation	$(30,045)	$(37,759)
Fair value of plan assets	27,297	32,423
Funded status	$(2,748)	$(5,336)
Non-current other liabilities (note 8)	$(2,748)	$(5,336)

Change in benefit obligation	December 31, 2018	December 31, 2017
	(in thousands)
Benefit obligation at beginning of year	$37,759	$32,906
Service cost	124	112
Interest cost	895	929
Plan participants' contributions	24	22
Expenses	—	(8)
Benefits paid	(3,049)	(68)
Actuarial (gain)/loss	(3,844)	658
Foreign currency exchange rate changes	(1,864)	3,208
Benefit obligation at end of year	$30,045	$37,759

Change in plan assets	December 31, 2018	December 31, 2017
	(in thousands)
Fair value of plan assets at beginning of year	$32,423	$24,876
Actual return on plan assets	(584)	979
Employer contributions	153	4,008
Plan participants' contributions	24	22
Benefits paid	(3,049)	(68)
Foreign currency exchange rate changes	(1,670)	2,606
Fair value of plan assets at end of year	$27,297	$32,423

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

The following amounts were recorded in the Consolidated Statement of Operations as components of the net periodic benefit cost:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Service cost	$124	$112	$75
Interest cost	895	929	1,017
Expected return on plan assets	(624)	(586)	(646)
Amortization of net loss	248	250	—
Expenses	—	(8)	8
Net periodic benefit cost	$643	$697	$454

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Discount rate	2.5%	2.7%	4.0%
Rate of compensation increase	3.7%	3.9%	3.7%
Expected rate of return on plan assets	2.0%	2.1%	3.0%

Other comprehensive income	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Actuarial (gain)/loss - benefit obligation	$(3,844)	$658	$10,057
Actuarial loss/(gain) – plan assets	1,208	(393)	(5,215)
Actuarial gain recognized in net periodic benefit cost	(248)	(250)	—
Total	$(2,884)	$15	$4,842

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $0.1 million and $Nil respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Net actuarial loss	$4,254	$7,138	$7,123
Total	$4,254	$7,138	$7,123

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Discount rate	2.9%	2.5%
Rate of compensation increase	3.7%	3.7%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the Balance Sheet date. This is represented by the iboxx corporate bond over 15 year index plus 10 basis points.

Plan Assets

The assets of the scheme are invested with Legal and General and are held in a combination of: the Active Corporate Bond over 10 Year fund, Gilt and Index Linked Gilt funds. The overall investment strategy is that approximately 75% of investments are in government bonds (both fixed interest and index linked), approximately 25% of investments are held in corporate bonds. There is no self-investment in employer related assets. The expected long-term rate of return on assets at December 31, 2018 of 2.1% was calculated as the value of the fund after application of a market value reduction factor. The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds	2.9%
Gilts	1.8%
Cash	2.9%

The long-term expected return on corporate bonds and gilts (fixed interest and index linked) is determined by reference to bond yields and gilt yields at the Balance Sheet date.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2018	December 31, 2017
Corporate Bonds	25%	22%
Gilts	71%	65%
Cash	4%	13%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2018, gives rise to an expected overall rate of return of scheme assets of approximately 2.1% per annum.

Plan Asset Fair Value Measurements

	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2018	December 31, 2017
Cash	$1,029	$4,086
Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,688	7,188
Legal and General Gilt Funds	7,136	7,611
Legal and General Index Linked Gilt Funds	12,444	13,538
	$27,297	$32,423

Cash Flows

The Company expects to contribute $0.2 million to the pension fund in the year ending December 31, 2019.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)
2019	295
2020	311
2021	383
2022	412
2023	403
Years 2024 - 2028	$3,451

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount based on recent average withdrawal experience. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.

Aptiv Solutions pension plan

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions ("Aptiv"). The acquisition of Aptiv was accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The Company has a defined benefit plan covering its employees in Switzerland as mandated by the Swiss government. Benefits are based on the employee's years of service and compensation. Benefits are paid directly by the Company when they become due, in conformity with the funding requirements of applicable government regulations. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2018 and December 31, 2017 consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement.

Funded status	December 31, 2018	December 31, 2017
	(in thousands)
Projected benefit obligation	$(5,279)	$(5,927)
Fair value of plan assets	4,707	5,202
Funded status	$(572)	$(725)
Non-current other liabilities (note 8)	$(572)	$(725)

Change in benefit obligation	December 31, 2018	December 31, 2017
	(in thousands)
Benefit obligation at beginning of year	$5,927	$6,928
Service cost	138	243
Interest cost	47	54
Plan participants' contributions	83	120
Settlement	(409)	(1,019)
Prior service cost	(8)	—
Transferred (benefits paid)/balances	(77)	(76)
Actuarial gain	(372)	(626)
Foreign currency exchange rate changes	(50)	303
Benefit obligation at end of year	$5,279	$5,927

Change in plan assets	December 31,	December 31,
	2018	2017
	(in thousands)
Fair value of plan assets at beginning of year	$5,202	$6,006
Expected return on plan assets	41	47
Actual return on plan assets	(240)	(296)
Scheme contributions	109	157
Plan participants' contributions	83	120
Transferred (benefits paid)/balances	(77)	(76)
Settlement	(409)	(1,019)
Foreign currency exchange rate changes	(2)	263
Fair value of plan assets at end of year	$4,707	$5,202

The fair values of the assets above do not include any of the Company's own financial instruments, property occupied by, or other assets used by, the Company.

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Service cost	$138	$243	$352
Interest cost	47	54	82
Expected return on plan assets	(41)	(47)	(48)
Amortization of net (gain)/loss	(69)	(43)	22
Amortization of prior service credit	(8)	(8)	(8)
Settlement	(93)	(214)	(136)
Curtailment	—	—	—
Net periodic benefit credit	$(26)	$(15)	$264

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Discount rate	0.80%	0.75%	0.95%
Rate of compensation increase	2.00%	2.00%	2.00%
Expected rate of return on plan assets	0.80%	0.75%	0.95%

Other comprehensive income	December 31, 2018	December 31, 2017	December 31, 2016
Actuarial gain - benefit obligation	$(372)	$(626)	$(1,157)
Actuarial loss/(gain) – plan assets	240	296	(1,233)
Prior service credit recognized in net periodic benefit cost	93	215	136
Actuarial gain/(loss) recognized in net periodic benefit cost	69	43	(22)
Amortization of net prior service credit	8	8	8
Net prior service cost occurring during the year	(9)	(1)	(89)
Total	$29	$(65)	$(2,357)

The estimated net gain and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $95,000 and $9,000 respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2018	December 31, 2017	December 31, 2016
	(in thousands)
Net actuarial gain	$(1,254)	$(1,283)	$(1,218)
Total	$(1,254)	$(1,283)	$(1,218)

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2018 and December 31, 2017:

	December 31, 2018	December 31, 2017
Discount rate	0.80%	0.80%
Rate of compensation increase	2.00%	2.00%

The discount rate is determined by reference to Swiss corporate bond yields at the Balance Sheet date.

Plan Assets

The pension plan is an insured arrangement with Swiss Life. The assets are an insurance contract whose value depends on the amount saved by employees and the interest granted by Swiss Life. The value of assets does not depend on the performance of any underlying assets. There is no self-investment in employer related assets.

Cash Flows

The Company expects to contribute $0.1 million to its pension fund in the year ending December 31, 2019.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2019	678
2020	212
2021	209
2022	204
2023	199
Years 2023 - 2028	$908

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount based on recent average withdrawal experience. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.